Subsequent Events - Additional Information (Detail) - MXN ($)	Apr. 30, 2022	Apr. 14, 2022	Mar. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 564,030,102,000	$ 628,382,956,000
Twenty Twenty Business Acquisition [Member] | Claro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value					$ 16,500
Twenty Twenty Business Acquisition [Member] | Claro [Member] | Joint Offer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value						$ 16,500,000,000
Sitios Credit Facility [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 1,640,800,000	$ 20,558,500
Borrowings, maturity	2032	2023
Borrowings, interest rate	5.375%	13.32%
Proceeds from issue of bonds, notes and debentures	$ 1,000,000,000